ENTITY-WIDE DISCLOSURES	12 Months Ended
Dec. 31, 2023
Entity Wide Disclosures [Abstract]
ENTITY-WIDE DISCLOSURES	ENTITY-WIDE DISCLOSURES
The Group has one reportable operating segment, the manufacturing and sales of electric vehicles in Canada and in the United States.
The Group’s revenue from external customers is divided into the following geographical areas:

	2023	2022
Revenue from external customers	$	$
Canada	165,650,421	121,086,499
United States	87,845,180	18,827,971
	253,495,601	139,914,470
During the year ended December 31, 2023, there was no reliance on a single customer representing more than 10% of revenue (December 31, 2022: 35% of the Group’s revenue depended on one customer).
The Group’s non-current assets are allocated to geographic areas as follows:

	December 31, 2023
	Canada	United States	Total
	$	$	$
Other non-current assets	6,812,370	182,445	6,994,815
Property, plant and equipment	94,684,032	103,852,651	198,536,683
Right-of-use assets	35,469,879	54,193,260	89,663,139
Intangible assets	167,106,057	8,597,200	175,703,257
Contract asset	13,528,646	—	13,528,646
	317,600,984	166,825,556	484,426,540

	December 31, 2022
	Canada	United States	Total
	$	$	$
Other non-current assets	708,440	364,786	1,073,226
Property, plant and equipment	81,602,840	79,153,488	160,756,328
Right-of-use assets	10,836,851	49,671,503	60,508,354
Intangible assets	144,213,010	7,151,013	151,364,023
Contract asset	13,211,006	—	13,211,006
	250,572,147	136,340,790	386,912,937
Geographical areas are determined according to where the sales take place and according to the location of the long-term assets.